Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Sales revenue:
Total revenue, net	$ 936,406	$ 1,066,919	$ 3,120,615	$ 3,297,689	$ 4,089,799	$ 2,708,560
Operating costs and expenses
Cost of goods sold	355,740	509,723	1,163,640	1,136,411	1,613,950	1,103,160
Hotel operating costs	360,803	447,419	1,185,992	1,387,993	1,811,065	1,739,948
Selling	241,372	210,906	650,146	628,754	888,745	787,637
General and administrative	488,314	499,638	1,326,696	1,268,119	1,947,294	1,395,008
(Reversal of) provision for bad debts	(125)	41,603	8,140	(10,250)	(43,988)	(119,274)
Stock-based compensation	92,885	92,885	278,655	278,655	371,540	371,540
Total operating costs and expenses	1,538,989	1,802,174	4,613,269	4,689,682	6,588,606	5,278,019
Loss from operations	(602,583)	(735,255)	(1,492,654)	(1,391,993)	(2,498,807)	(2,569,459)
Non-operating income (expenses)
Interest income	214	135	525	692	838	4,876
Impairment loss						(3,823,770)
Other income	56,712	297,614	170,900	336,716	438,348	51,856
Other expenses	(528)	(135)	(4,813)	(5,022)	(11,554)	(31,651)
Total non-operating income, net	56,398	297,614	166,612	332,386	427,632	(3,798,689)
Loss before income tax	(546,185)	(437,641)	(1,326,042)	(1,059,607)	(2,071,175)	(6,368,148)
Income tax expense	1	515	527	5,879	19,519	1,097
Net loss	(546,186)	(438,156)	(1,326,569)	(1,065,486)	(2,090,694)	(6,369,245)
Other comprehensive items
Foreign currency translation (loss) gain	(96,133)	16,086	(43,185)	42,473	8,301	(537,974)
Comprehensive loss	$ (642,319)	$ (422,070)	$ (1,369,754)	$ (1,023,013)	$ (2,082,393)	$ (6,907,219)
Income per share - basic	$ (0.022)	$ (0.018)	$ (0.053)	$ (0.043)	$ (0.084)	$ (0.255)
Income per share - diluted	$ (0.022)	$ (0.018)	$ (0.053)	$ (0.043)	$ (0.084)	$ (0.255)
Weighted average shares outstanding - basic	24,999,834	24,999,842	24,999,834	24,999,842	24,999,834	24,999,842
Weighted average shares outstanding - diluted	24,999,834	24,999,842	24,999,834	24,999,842	24,999,834	24,999,842
Products [Member]
Sales revenue:
Total revenue, net	$ 745,545	$ 897,457	$ 2,655,192	$ 2,405,280	$ 2,894,970	$ 1,851,676
Room Revenue [Member]
Sales revenue:
Total revenue, net	100,935	74,265	195,677	473,167	598,252	262,605
Food And Beverage Revenues [Member]
Sales revenue:
Total revenue, net	83,330	77,524	243,278	356,009	498,029	475,746
Other [Member]
Sales revenue:
Total revenue, net	$ 6,596	$ 17,673	$ 26,468	$ 63,233	$ 98,548	$ 118,533